CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (TAT Technologies Ltd. [Member], ILS)	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd. [Member]
Ordinary shares, par value per share	0.9	0.9
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, shares issued	9,073,043	9,073,043
Ordinary shares, shares outstanding	8,815,003	8,815,003
Treasury stock, shares	258,040	258,040